Cover	Jul. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002130958
Document Type	S-6
Entity Registrant Name	FT 13079
Document Period End Date	Jul. 15, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the industrials and information technology sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Through our selection process we seek to find the stocks that we believe have the best prospects for above-average capital appreciation.

Identify the Universe. We begin by selecting stocks of companies listed on a U.S. securities exchange in the following five sectors: consumer discretionary, energy, industrials, information technology, and materials.

Screen for Financial Strength. We then evaluate companies based on multiple factors. These factors are designed to identify those stocks which exhibit strong fundamental characteristics and to eliminate those that do not meet our investment criteria as of the date the portfolio was selected:

•	Market capitalization greater than $5 billion;
•	Long-term debt to market value of equity less than 30%; and
•	Return on equity greater than 15%.

Examine Historical Financial Results. The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers.

Select Companies with Attractive Valuations. The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objective, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.